Offerings - Offering: 1	Feb. 10, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	9,216,343
Maximum Aggregate Offering Price	$ 414,827,598.43
Carry Forward Form Type	S-3
Carry Forward File Number	333-262678
Carry Forward Initial Effective Date	Feb. 11, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 48,078.52
Offering Note	This Registration Statement is filed pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), and includes solely 9,216,343 shares of common stock, par value $0.0001 per share, of Delta Air Lines, Inc. ("Delta") that were previously registered on Delta's Registration Statement on Form S-3 (Registration No. 333-209571), which was filed with the Securities and Exchange Commission (the "SEC") on February 17, 2016 and amended on March 30, 2017 (the "Original Registration Statement") and subsequently on Delta's Registration Statement on Form S-3 (Registration No. 333-229720), which was filed with the SEC on February 15, 2019 (the "2019 Registration Statement"), and Delta's expiring Registration Statement on Form S-3 (Registration No. 333-262678), which was filed with the SEC on February 11, 2022 (the "Expiring Registration Statement"), and were not sold thereunder. This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction pursuant to Rule 416(a) under the Securities Act. In connection with the original registration of such unsold shares of common stock on the Original Registration Statement, Delta paid a registration fee of $74,685.12, which fees were applied to the 2019 Registration Statement and to the Expiring Registration Statement, and will continue to be applied to such unsold securities included on this Registration Statement. Accordingly, there is no registration fee due in connection with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Expiring Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.